Bonus Programs - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($) shares	Dec. 31, 2021 MXN ($) shares	Dec. 31, 2020 MXN ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Bonus expense	$ 1,527	$ 856	$ 747
Vesting percentage	33.00%
Number of options granted | shares	0	0	0
The total expense recognized for the period arising from share-based payment transactions	$ 326	$ 276	$ 190
Share based payments	$ 360	$ 303
FEMSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Number of options granted | shares	2,826,765,000,000